Postretirement Benefits (Weighted Average Assumptions Used To Determine Benefit Obligation) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.00%	4.20%
Health care cost trend rate assumed for next year	6.50%	7.00%
Rate that the cost trend rate gradually declines to	5.00%	5.00%
Year that the rate reaches the rate it is assumed to retain	2022	2022
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	10.53%	12.23%
Health care cost trend rate assumed for next year	10.90%	11.41%
Rate that the cost trend rate gradually declines to	5.81%	5.94%
Year that the rate reaches the rate it is assumed to retain	2027	2026